Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Commodity Strategy Total Return Fund))	0 Months Ended
	Apr. 27, 2012
Class A Shares
Operating Expenses:
Management Fees	1.03%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses of the Fund	0.44%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.77%
Fee Waiver and/or Expense Reimbursement	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%
Class B Shares
Operating Expenses:
Management Fees	1.03%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.95%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.95%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	3.03%
Fee Waiver and/or Expense Reimbursement	(0.76%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.27%
Class C Shares
Operating Expenses:
Management Fees	1.03%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.51%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	2.59%
Fee Waiver and/or Expense Reimbursement	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.22%
Class I Shares
Operating Expenses:
Management Fees	1.03%	[1],[3]
Distribution and/or Service (12b-1) Fees	none	[3]
Other Expenses of the Fund	0.04%	[3]
Other Expenses of the Subsidiary	none	[3]
Total Other Expenses	0.04%	[3]
Acquired Fund Fees and Expenses	0.05%	[3]
Total Annual Fund Operating Expenses	1.12%	[3]
Fee Waiver and/or Expense Reimbursement	(0.26%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%	[3]
Class N Shares
Operating Expenses:
Management Fees	1.03%	[1]
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses of the Fund	0.60%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	2.17%
Fee Waiver and/or Expense Reimbursement	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.70%
Class Y Shares
Operating Expenses:
Management Fees	1.03%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.29%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and/or Expense Reimbursement	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%

[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the Subsidiary during the Fund's most recent fiscal year.
[2]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's investment adviser has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in underlying funds managed by the Manager or its affiliates. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. Each of these expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
[3]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.